Expense Example - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor Mid Cap II Fund - Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Mid Cap II Fund - Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,933
Fidelity Advisor Mid Cap II Fund - Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Mid Cap II Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Mid Cap II Fund - Class Z
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	$ 762